Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 18,752	$ 1,054,581	$ 1,663,104
Prepaid expenses	20,190	133,091	572,250
Total current assets	38,942	1,187,672	2,235,354
Non-current assets:
Cash and investments held in Trust Account	25,254,705	328,226,432	323,716,979
Total non-current assets	25,254,705	328,226,432	323,837,061
Total Assets	25,293,647	329,414,104	326,072,415
Current liabilities:
Accounts payable	184,322	83,999	23,387
Accrued expenses	2,454,277	349,835	181,202
Non-redemption agreement liability	250,243
Total current liabilities	3,067,059	433,834	204,589
Redemption payable	5,587,383
Deferred underwriting commissions	11,329,238	11,329,238	11,329,238
Derivative warrant liabilities	3,840,914	1,336,050	8,854,570
Total liabilities	23,824,594	13,099,122	20,388,397
Commitments and Contingencies
Ordinary shares subject to possible redemption	19,567,322	328,126,432	323,692,510
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(18,099,181)	(11,812,362)	(18,009,404)
Total shareholders’ deficit	(18,098,269)	(11,811,450)	(18,008,492)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Stockholders’ Deficit	25,293,647	329,414,104	326,072,415
Prepaid expenses (non-current)			120,082
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary shares value	912	103	103
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares value		$ 809	$ 809
Related Party
Current liabilities:
Advance from related party	140,560
Non-redemption agreement liability – related party	$ 37,657